Restatement of Consolidated Financial Statements - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended
	Mar. 31, 2021	May 06, 2021
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Net proceeds from warrant exercised	$ 109,133
Public Warrants
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Net proceeds from warrant exercised	$ 109,100
Public Warrants | Forecast
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Warrant exercised		9,699,528
Net proceeds from warrant exercised		$ 111,500